Financial Liabilities (Non-Current and Current) - Summary of Gross Financial Debt by Effective Interest Rate (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Financial liabilities	€ 30,972	€ 32,864
Total	30,972	32,864
Continuing Operations1[member] | Up to 2.5% [member] | Derivative Hedging Instruments [member]
Disclosure of financial liabilities [line items]
Financial liabilities	12,667	13,071
Continuing Operations1[member] | Up to 2.5% [member] | Non Designated [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	5,173	5,005
Continuing Operations1[member] | From 2.5% to 5% [member] | Derivative Hedging Instruments [member]
Disclosure of financial liabilities [line items]
Financial liabilities	7,881	6,631
Continuing Operations1[member] | From 2.5% to 5% [member] | Non Designated [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	10,534	10,571
Continuing Operations1[member] | From 5% to 7.5% [member] | Derivative Hedging Instruments [member]
Disclosure of financial liabilities [line items]
Financial liabilities	6,155	7,366
Continuing Operations1[member] | From 5% to 7.5% [member] | Non Designated [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	10,130	11,265
Continuing Operations1[member] | From 7.5% to 10% [member] | Derivative Hedging Instruments [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,343	1,849
Continuing Operations1[member] | From 7.5% to 10% [member] | Non Designated [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	2,209	2,690
Continuing Operations1[member] | Over 10% [member] | Derivative Hedging Instruments [member]
Disclosure of financial liabilities [line items]
Financial liabilities	443	1,203
Continuing Operations1[member] | Over 10% [member] | Non Designated [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	443	589
Continuing Operations1[member] | Accruals/Deferrals, MTM and Derivative [member] | Derivative Hedging Instruments [member]
Disclosure of financial liabilities [line items]
Financial liabilities	2,483	2,744
Continuing Operations1[member] | Accruals/Deferrals, MTM and Derivative [member] | Non Designated [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	€ 2,483	€ 2,744